Annual Total Returns (Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares Participant) (Vanguard Global ex-U.S. Real Estate Index Fund, Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares)
12 Months Ended
Oct. 31, 2014
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Annual Total Return
2014	2.55%
2013	3.23%
2012	41.49%
2011	(16.70%)